PROPERTY AND EQUIPMENT (Details Narrative)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2021 USD ($) a	May 20, 2021 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2020 USD ($)
Depreciation and amortization expense			$ 9,246	$ 8,720	$ 17,964	$ 17,438	$ 34,875	$ 34,663
Pecos County, Texas [Member] | Purchase and Sale Agreement [Member]
Puchase price of land	$ 245,397	$ 242,881
Acquire of land | a	323.841